Property and Equipment, Net - Schedule of Depreciation Expense (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property Plant And Equipment [Line Items]
Depreciation expense	¥ 37,340,304	$ 5,363,599	¥ 23,919,015	¥ 24,076,465
Hotel Operating Costs
Property Plant And Equipment [Line Items]
Depreciation expense	31,671,274	4,549,294	21,313,405	22,978,585
General And Administrative Expenses
Property Plant And Equipment [Line Items]
Depreciation expense	¥ 5,669,030	$ 814,305	¥ 2,605,610	¥ 1,097,880